Debt Disclosure	12 Months Ended
Dec. 31, 2016
Bank Borrowings
Debt Disclosure
14.	BANK BORROWINGS

Bank borrowings are as follows as of the respective balance sheet dates:

	December 31,
	2015	2016
	RMB	RMB	US$
Short-term bank borrowings	276,000	1,683,676	242,500
Long-term bank borrowings, current portion	38,803	39,303	5,661

	314,803	1,722,979	248,161
Long-term bank borrowings, non-current portion	103,421	268,221	38,632

Total bank borrowings	418,224	1,991,200	286,793

The short-term bank borrowings outstanding as of December 31, 2015 and 2016 bore a weighted average interest rate of 5.69% and 4.22% per annum, respectively, and were denominated in RMB. These borrowings were obtained from financial institutions and have terms of two months to one year. The long-term bank borrowings (including current portion) outstanding as of December 31, 2015 and 2016 bore a weighted average interest rate of 6.59% and 5.85% per annum, and were denominated in RMB and HK$. These loans were obtained from financial institutions located in the PRC and Hong Kong.

As of December 31, 2015 and December 31, 2016, unused loan facilities for bank borrowings amounted to RMB414,000 and RMB766,000 (US$110,327), respectively.

Bank borrowings as of December 31, 2015 and 2016 were secured/guaranteed by the following:

December 31, 2015

Short-term bank borrowings	Secured/guaranteed by
(RMB)
50,000	Guaranteed by restricted cash of RMB51,553.
11,000	Secured by a subsidiary’s building with net book value of RMB13,943 (Note 9).
215,000	Unsecured borrowings.

276,000

Long-term bank and other borrowings (including current portion)	Secured/guaranteed by
(RMB)
16,956	Guaranteed by noncontrolling shareholder of Aipu Group
4,800	Secured by a subsidiary’s building with net book value of RMB8,175 (Note 9).
16,778	Secured by a subsidiary’s computer and network equipment with net book value of RMB37,167 (Note 9).
103,690	Unsecured borrowings.

142,224

December 31, 2016

Short-term bank borrowings	Secured/guaranteed by
(RMB)
1,520,000	Guaranteed by restricted cash of RMB1,751,055.
20,000	Guaranteed by noncontrolling shareholder of Aipu Group.
143,676	Unsecured borrowings.

1,683,676

Long-term bank borrowings (including current portion)	Secured/guaranteed by
(RMB)
1,600	Secured by a subsidiary’s building with net book value of RMB7,938 (Note 9).
13,817	Secured by a subsidiary’s computer and network equipment with net book value of RMB31,506 (Note 9).
164,000	Secured by a subsidiary’s construction-in-progress and land use rights with net book value of RMB335,491(Note 9/Note 11).
128,107	Unsecured borrowings.

307,524

Bonds Payable
Debt Disclosure
17.	BONDS PAYABLE

On March 22, 2013, the Company issued and sold bonds with an aggregate principal amount of RMB1,000,000 at a coupon rate of 7.875% per annum (the “2016 Bonds”). The 2016 Bonds were due and fully repaid in March 2016.

On June 26, 2014, the Company issued and sold bonds with an aggregate principal amount of RMB2,000,000 at a coupon rate of 6.875% per annum (the “2017 Bonds”). The 2017 Bonds will mature on June 26, 2017. The 2017 Bonds were listed and quoted on the Official List of the Singapore Exchange Securities Trading Limited. Interest on the 2017 Bonds is payable semi-annually in arrears on June 26 and December 26 in each year, beginning December 26, 2014. Net proceeds from the 2017 Bonds after deducting issuance costs of RMB19,360, were RMB1,980,640. The proceeds from issuance of 2017 Bonds was used to new data centers, fund acquisitions, repurchase the 2016 Bonds and for general corporate purposes. The effective interest rate of the 2017 Bonds is 7.39%.

Both the 2016 Bonds and the 2017 Bonds are unsecured and rank senior in right of payment to any of the Company’s indebtedness that is expressly subordinated to the bonds; equal in right of payment to any of the Company’s liabilities that are not so subordinated; but rank lower than any secured indebtedness of the Company and all liabilities (including accounts payable) of the Company’s subsidiaries and Consolidated VIEs.

In August 2016, the Company repurchased 78.97% of the outstanding 2017 Bonds with the total principal amount of RMB1,579,400 (US$227,481). Payment of accrued interests was RMB18,742 (US$2,702). The debt extinguishment loss amounting to RMB29,841 (US$4,298) was recognized in earnings upon the repurchase.

The following table summarizes the aggregate required repayments of the principal amounts of the Company’s long-term borrowings, including the bonds payable and bank borrowings (Note 14) in the succeeding five years and thereafter:

	RMB	US$
For the years ending December 31,
2017	2,143,579	308,741
2018	69,841	10,059
2019	73,380	10,569
2020	45,500	6,553
2021	39,000	5,617
Thereafter	40,500	5,833